Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
NOTE 6:-	FAIR VALUE MEASUREMENTS

As for December 31, 2020, the Company had no recurring fair value measurements in the scope of ASC 820.

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2021 by level within the fair value hierarchy.

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,896	$-	$49,896

Total financial assets	$-	$49,896	$-	$49,896
Liabilities:
Warrants (1)	$-	$-	$1,639	$1,639

Total financial liabilities	$-	$-	$1,639	$1,639

(1)
As part of the Transactions (see Note 1d), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net. The change in the fair value of the derivative private warrants liability for the year ended December 31, 2021 is summarized as follows:

Year ended December 31, 2021
Balance as of December 31, 2020	$-
Private warrants liability assumed in Transactions	7,291
Change in fair value of warrants liability	(1,216)
Reclassification of warrants liability to equity	(4,436)
Balance as of December 31, 2021	$1,639

The estimated fair value of the private placement warrant derivative liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model are assumptions related to expected share price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its private warrants based on implied volatility of the publicly traded warrants and the historical volatility of the company’s share price and of a selected peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve as of the valuation date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of
	April 5,	December 31,
	2021	2021
Fair vale determined per warrant	$3.8	$3.46
Expected volatility	50%	90%
Expected annual dividend yield	0%	0%
Expected term (years)	5.0	4.3
Risk-free rate	0.9%	1.2%